Shareholder Report		6 Months Ended	12 Months Ended
		Apr. 30, 2026 USD ($) Holding	Oct. 31, 2025
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		Vanguard Windsor Funds
Entity Central Index Key		0000107606
Entity Investment Company Type		N-1A
Document Period End Date		Apr. 30, 2026
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
C000012178
Shareholder Report [Line Items]
Fund Name		Windsor™ Fund
Class Name		Investor Shares
Trading Symbol		VWNDX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Windsor™ Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$15	0.29%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 15
Expense Ratio, Percent	[1]	0.29%
Material Change Date			Oct. 31, 2025
AssetsNet		$ 24,245,000,000
Holdings Count | Holding		141
InvestmentCompanyPortfolioTurnover		27.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$24,245
Number of Portfolio Holdings	141
Portfolio Turnover Rate	27%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Communication Services	4.5%
Consumer Discretionary	9.2%
Consumer Staples	6.4%
Energy	7.2%
Financials	20.2%
Health Care	15.6%
Industrials	11.4%
Information Technology	12.6%
Materials	4.7%
Real Estate	3.3%
Utilities	2.4%
Other Assets and Liabilities—Net	2.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012179
Shareholder Report [Line Items]
Fund Name		Windsor™ Fund
Class Name		Admiral™ Shares
Trading Symbol		VWNEX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Windsor™ Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 9
Expense Ratio, Percent	[2]	0.18%
Material Change Date			Oct. 31, 2025
AssetsNet		$ 24,245,000,000
Holdings Count | Holding		141
InvestmentCompanyPortfolioTurnover		27.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$24,245
Number of Portfolio Holdings	141
Portfolio Turnover Rate	27%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Communication Services	4.5%
Consumer Discretionary	9.2%
Consumer Staples	6.4%
Energy	7.2%
Financials	20.2%
Health Care	15.6%
Industrials	11.4%
Information Technology	12.6%
Materials	4.7%
Real Estate	3.3%
Utilities	2.4%
Other Assets and Liabilities—Net	2.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012180
Shareholder Report [Line Items]
Fund Name		Windsor™ II Fund
Class Name		Investor Shares
Trading Symbol		VWNFX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Windsor™ II Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$17	0.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 17
Expense Ratio, Percent	[3]	0.33%
Material Change Date			Oct. 31, 2025
AssetsNet		$ 64,938,000,000
Holdings Count | Holding		181
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$64,938
Number of Portfolio Holdings	181
Portfolio Turnover Rate	35%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Communication Services	8.7%
Consumer Discretionary	7.5%
Consumer Staples	5.4%
Energy	6.0%
Financials	19.5%
Health Care	12.5%
Industrials	10.2%
Information Technology	19.3%
Materials	4.4%
Other	0.4%
Real Estate	0.5%
Utilities	2.1%
Other Assets and Liabilities—Net	3.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012181
Shareholder Report [Line Items]
Fund Name		Windsor™ II Fund
Class Name		Admiral™ Shares
Trading Symbol		VWNAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Windsor™ II Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$12	0.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 12
Expense Ratio, Percent	[4]	0.24%
Material Change Date			Oct. 31, 2025
AssetsNet		$ 64,938,000,000
Holdings Count | Holding		181
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$64,938
Number of Portfolio Holdings	181
Portfolio Turnover Rate	35%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of April 30, 2026)

Table Summary
Communication Services	8.7%
Consumer Discretionary	7.5%
Consumer Staples	5.4%
Energy	6.0%
Financials	19.5%
Health Care	12.5%
Industrials	10.2%
Information Technology	19.3%
Materials	4.4%
Other	0.4%
Real Estate	0.5%
Utilities	2.1%
Other Assets and Liabilities—Net	3.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.